Alger Mid Cap Growth Fund Expense Example - Class Z Shares [Member] - Alger Mid Cap Growth Fund - Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,131